Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets
Cash and Due from Banks	SFr 368	SFr 367	SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448	88,511	85,556
Securities received as collateral	42,479	28,655	40,219
Trading assets	156,730	150,798	153,797
Available-for-sale Securities, Debt Securities	489	1,068	1,006
Other investments	3,733	3,791	3,550
Loans	13,231	14,273	12,662
Other intangible assets (mortgage servicing rights), at fair value	209	220	244
Other assets	9,321	SFr 11,955	10,402
Netting impact	(122,200)		(97,900)
Recurring basis
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	42,479		40,219
Trading assets	156,730		153,797
Available-for-sale Securities, Debt Securities	489		1,006
Other investments	3,733		3,550
Loans	13,231		12,662
Loans - of which commercial and industrial	5,097		3,774
Loans - of which financial institutions	4,903		4,931
Loans - of which government and public institutions	2,427		3,031
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	9,321		10,402
Other assets - of which loans held-for-sale	6,725		8,213
Netting impact	(122,204)		(98,053)
Total assets at fair value	305,008		307,792
Recurring basis | Other equity investments
Assets
Other investments	2,301		2,081
Recurring basis | Life finance instruments
Assets
Other investments	1,067		1,052
Recurring basis | Debt securities
Assets
Trading assets	70,962		66,994
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,118		26,963
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,114		12,049
Recurring basis | Debt securities | RMBS
Assets
Trading assets	29,479		23,516
Recurring basis | Equity securities
Assets
Trading assets	55,232		64,542
Recurring basis | Derivative instruments
Assets
Trading assets	25,834		17,731
Netting impact	(121,242)		(97,606)
Recurring basis | Trading assets
Assets
Netting impact	(121,242)		(97,606)
Recurring basis | Other
Assets
Trading assets	4,702		4,530
Recurring basis | Other assets
Assets
Netting impact	(962)		(447)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	36,103		36,438
Trading assets	78,170		85,559
Available-for-sale Securities, Debt Securities	2		2
Other investments	16		24
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Loans - of which government and public institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	127		101
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	114,418		122,124
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	16		24
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0		0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	16,139		19,430
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,775		19,281
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	41		16
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0		0
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	52,379		60,675
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	7,353		3,539
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,940		1,091
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	180		23
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,220		2,417
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	5		5
Recurring basis | Level 1 | Other
Assets
Trading assets	2,299		1,915
Recurring basis | Level 2
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	6,206		3,780
Trading assets	190,495		157,151
Available-for-sale Securities, Debt Securities	487		1,004
Other investments	7		5
Loans	9,718		8,945
Loans - of which commercial and industrial	3,624		2,491
Loans - of which financial institutions	3,803		3,730
Loans - of which government and public institutions	1,980		2,200
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	7,575		8,902
Other assets - of which loans held-for-sale	4,421		6,594
Total assets at fair value	293,304		265,699
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	6		5
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	1		0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	51,625		45,641
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,180		7,484
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,431		10,905
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	28,377		23,199
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	2,201		2,862
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	135,622		108,264
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	83,790		66,764
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	24,676		21,754
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	21,252		13,918
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets	4,928		5,336
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	142		66
Recurring basis | Level 2 | Other
Assets
Trading assets	1,047		384
Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	170		1
Trading assets	8,797		7,885
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,839		2,523
Loans	3,513		3,717
Loans - of which commercial and industrial	1,473		1,283
Loans - of which financial institutions	1,100		1,201
Loans - of which government and public institutions	447		831
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	2,581		1,846
Other assets - of which loans held-for-sale	2,304		1,619
Total assets at fair value	18,109		16,216
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,765		1,463
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	1,066		1,052
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	3,198		1,923
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	163		198
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	1,642		1,128
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	1,102		317
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	142		197
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	4,101		3,534
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	639		554
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	138		152
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,067		1,040
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	1,172		879
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,085		909
Recurring basis | Level 3 | Other
Assets
Trading assets	1,356		2,231
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	510		808
Other investments	871		998
Total assets at fair value	1,381		1,806
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	514		589
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	510		808
Bank
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	42,479		40,219
Trading assets	156,877		153,895
Available-for-sale Securities, Debt Securities	487		1,004
Other investments	3,731		3,548
Loans	13,231		12,661
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	9,321		10,402
Netting impact	(122,200)		(97,900)
Bank | Recurring basis
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	42,479		40,219
Trading assets	156,877		153,895
Available-for-sale Securities, Debt Securities	487		1,004
Other investments	3,731		3,548
Loans	13,231		12,661
Loans - of which commercial and industrial	5,097		3,774
Loans - of which financial institutions	4,903		4,931
Loans - of which government and public institutions	2,427		3,030
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	9,321		10,402
Other assets - of which loans held-for-sale	6,725		8,213
Netting impact	(122,204)		(98,053)
Total assets at fair value	305,151		307,885
Bank | Recurring basis | Other equity investments
Assets
Other investments	2,301		2,081
Other investments, measured at net asset value per share			589
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,067		1,052
Bank | Recurring basis | Debt securities
Assets
Trading assets	71,072		67,030
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,118		26,963
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,224		12,085
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	29,479		23,516
Bank | Recurring basis | Equity securities
Assets
Trading assets	55,269		64,604
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	25,834		17,730
Netting impact	(121,242)		(97,606)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(121,242)		(97,606)
Bank | Recurring basis | Other
Assets
Trading assets	4,702		4,531
Bank | Recurring basis | Other assets
Assets
Netting impact	(962)		(447)
Bank | Recurring basis | Level 1
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	36,103		36,438
Trading assets	78,208		85,622
Available-for-sale Securities, Debt Securities	0		0
Other investments	16		24
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Loans - of which government and public institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	127		101
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	114,454		122,185
Bank | Recurring basis | Level 1 | Other equity investments
Assets
Other investments	16		24
Bank | Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0		0
Bank | Recurring basis | Level 1 | Debt securities
Assets
Trading assets	16,139		19,430
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,775		19,281
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	41		16
Bank | Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0		0
Bank | Recurring basis | Level 1 | Equity securities
Assets
Trading assets	52,416		60,737
Bank | Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	7,353		3,539
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,940		1,091
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	180		23
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,220		2,417
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	5		5
Bank | Recurring basis | Level 1 | Other
Assets
Trading assets	2,300		1,916
Bank | Recurring basis | Level 2
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	6,206		3,780
Trading assets	190,604		157,186
Available-for-sale Securities, Debt Securities	487		1,004
Other investments	7		5
Loans	9,718		8,945
Loans - of which commercial and industrial	3,624		2,491
Loans - of which financial institutions	3,803		3,730
Loans - of which government and public institutions	1,980		2,200
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	7,575		8,902
Other assets - of which loans held-for-sale	4,421		6,594
Total assets at fair value	293,413		265,734
Bank | Recurring basis | Level 2 | Other equity investments
Assets
Other investments	6		5
Bank | Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	1		0
Bank | Recurring basis | Level 2 | Debt securities
Assets
Trading assets	51,735		45,677
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,180		7,484
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,541		10,941
Bank | Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	28,377		23,199
Bank | Recurring basis | Level 2 | Equity securities
Assets
Trading assets	2,201		2,862
Bank | Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	135,622		108,263
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	83,790		66,763
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	24,676		21,754
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	21,252		13,918
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets	4,928		5,336
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	142		66
Bank | Recurring basis | Level 2 | Other
Assets
Trading assets	1,046		384
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	170		1
Trading assets	8,797		7,885
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,839		2,523
Loans	3,513		3,716
Loans - of which commercial and industrial	1,473		1,283
Loans - of which financial institutions	1,100		1,201
Loans - of which government and public institutions	447		830
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	2,581		1,846
Other assets - of which loans held-for-sale	2,304		1,619
Total assets at fair value	18,109		16,215
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,765		1,463
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	1,066		1,052
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	3,198		1,923
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	163		198
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	1,642		1,128
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	1,102		317
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	142		197
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	4,101		3,534
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	639		554
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	138		152
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,067		1,040
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	1,172		879
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,085		909
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	1,356		2,231
Bank | Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	510		808
Other investments	869		996
Total assets at fair value	1,379		1,804
Bank | Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	514
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	SFr 510		SFr 808